Nature of Operations and Going Concern - Additional Information (Detail) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 13, 2018	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)
Disclosure Of Nature of Operations and going concern [Line Items]
Proportion of ownership interests held by non-controlling interests		49.00%
Operating losses		$ (235,811)	$ (112,852)
Working capital		52,800	99,400
Undrawn borrowing facilities		31,813	0
Impairment loss on property, plant and equipment		$ 217,366	$ 115,753
Revolving Credit Facility1 [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Undrawn borrowing facilities				$ 50.0
Revolving Credit Facility1 [Member] | Dunebridge Worldwide LTD [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Undrawn borrowing facilities					$ 2.3
Revolving Credit Facility1 [Member] | Dunebridge Worldwide LTD [Member] | Covid Nineteen Pandemic [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Undrawn borrowing facilities					$ 25.0
Kennady North Project [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Proportion of ownership interest in joint operation	100.00%
Gahcho Kue Diamond Mine [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Proportion of ownership interests held by non-controlling interests		49.00%